Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 8.9%
Airbus SE	313,468	$40,122,104
Dassault Aviation SA	1,349	1,679,140
Safran SA	176,281	23,120,842
Thales SA	57,324	6,295,915

		71,218,001

Air Freight & Logistics — 0.3%
Bollore SA	472,389	2,127,736

Auto Components — 1.9%
Cie. Generale des Etablissements Michelin SCA	91,953	10,549,064
Faurecia SA	40,517	1,493,115
Valeo SA	129,294	3,411,786

		15,453,965

Automobiles — 1.7%
Peugeot SA	316,525	7,043,812
Renault SA	103,453	6,216,052

		13,259,864

Banks — 5.6%
BNP Paribas SA	605,392	27,575,038
Credit Agricole SA	617,062	7,034,385
Societe Generale SA	413,091	10,338,967

		44,948,390

Beverages — 2.7%
Pernod Ricard SA	114,270	20,093,746
Remy Cointreau SA	12,088	1,656,842

		21,750,588

Building Products — 1.2%
Cie. de Saint-Gobain	265,104	9,575,997

Capital Markets — 0.6%
Amundi SA(a)	32,687	2,116,279
Natixis SA	508,419	2,327,982

		4,444,261

Chemicals — 4.0%
Air Liquide SA	231,110	28,715,427
Arkema SA	37,023	3,099,195

		31,814,622

Commercial Services & Supplies — 0.9%
Edenred(b)	128,964	5,877,782
Societe BIC SA	13,668	1,064,643

		6,942,425

Construction & Engineering — 4.4%
Bouygues SA	119,932	4,187,137
Eiffage SA	42,163	4,020,920
Vinci SA	273,636	26,973,782

		35,181,839

Construction Materials — 0.1%
Imerys SA	19,201	831,045

Diversified Financial Services — 0.4%
Eurazeo SE	21,850	1,525,437
Wendel SA	14,843	1,885,594

		3,411,031

Diversified Telecommunication Services — 2.3%
Iliad SA	14,249	1,642,618
Orange SA	1,073,660	16,797,922

		18,440,540

Security	Shares	Value

Electric Utilities — 0.6%
Electricite de France SA(b)	323,983	$4,534,543

Electrical Equipment — 4.1%
Legrand SA	143,564	9,621,231
Schneider Electric SE	295,998	23,353,056

		32,974,287

Electronic Equipment, Instruments & Components — 0.3%
Ingenico Group SA	32,281	2,574,900

Entertainment — 2.1%
Ubisoft Entertainment SA(c)	44,987	3,677,630
Vivendi SA	492,750	13,249,687

		16,927,317

Equity Real Estate Investment Trusts (REITs) — 2.8%
Covivio(b)	24,451	2,558,491
Gecina SA	24,602	3,509,151
ICADE	16,241	1,376,365
Klepierre SA	109,886	3,731,097
Unibail-Rodamco-Westfield	74,411	11,223,210

		22,398,314

Food & Staples Retailing — 0.9%
Carrefour SA	318,559	5,977,969
Casino Guichard Perrachon SA(b)	29,054	1,103,061

		7,081,030

Food Products — 3.3%
Danone SA	331,792	26,398,898

Health Care Equipment & Supplies — 0.2%
BioMerieux	22,273	1,815,577

Hotels, Restaurants & Leisure — 1.1%
Accor SA	99,294	3,655,819
Sodexo SA(b)	47,611	5,464,699

		9,120,518

Household Durables — 0.2%
SEB SA	12,139	1,979,014

Insurance — 3.9%
AXA SA	1,044,049	25,688,670
CNP Assurances	92,247	1,972,645
SCOR SE	87,700	3,599,341

		31,260,656

IT Services — 2.0%
Atos SE(b)	51,764	3,935,150
Capgemini SE	85,408	9,526,959
Worldline SA/France(a)(c)	44,305	2,661,112

		16,123,221

Life Sciences Tools & Services — 0.6%
Eurofins Scientific SE(b)	6,182	2,805,165
Sartorius Stedim Biotech	14,870	2,056,385

		4,861,550

Machinery — 0.5%
Alstom SA	84,126	3,832,329

Media — 1.5%
Eutelsat Communications SA	93,912	1,650,867
JCDecaux SA	39,980	1,113,793
Publicis Groupe SA	113,940	6,208,787
SES SA	196,124	2,954,807

		11,928,254

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.7%
ArcelorMittal	357,834	$5,287,457

Multi-Utilities — 2.9%
Engie SA	982,897	13,636,378
Suez	185,176	2,471,052
Veolia Environnement SA	289,065	6,671,098

		22,778,528

Oil, Gas & Consumable Fuels — 8.3%
TOTAL SA	1,280,014	66,526,541

Personal Products — 4.5%
L’Oreal SA	135,705	36,353,982

Pharmaceuticals — 6.4%
Ipsen SA	20,288	2,416,788
Sanofi	604,222	48,640,267

		51,057,055

Professional Services — 1.2%
Bureau Veritas SA(b)	154,387	3,631,789
Teleperformance	31,076	5,956,282

		9,588,071

Semiconductors & Semiconductor Equipment — 0.7%
STMicroelectronics NV	367,974	5,615,661

Software — 1.3%
Dassault Systemes SE	70,372	10,417,971

Textiles, Apparel & Luxury Goods — 13.3%
EssilorLuxottica SA	151,756	17,443,626
Hermes International	17,042	11,295,701
Kering SA	40,780	21,174,259
LVMH Moet Hennessy Louis Vuitton SE	149,493	56,406,544

		106,320,130

Security	Shares	Value

Transportation Infrastructure — 0.8%
Aeroports de Paris	15,973	$2,726,886
Getlink SE	237,889	3,660,915

		6,387,801

Total Common Stocks — 99.2% (Cost: $887,735,881)		793,543,909

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	5,811,059	5,813,384
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	399,163	399,163

		6,212,547

Total Short-Term Investments — 0.8% (Cost: $6,212,225)		6,212,547

Total Investments in Securities — 100.0% (Cost: $893,948,106)		799,756,456

Other Assets, Less Liabilities — (0.0)%		(292,759)

Net Assets — 100.0%		$799,463,697

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,098,170	4,712,889	5,811,059	$5,813,384	$94,461	(a)	$(3,008)	$322
BlackRock Cash Funds: Treasury, SL Agency Shares	47,843	351,320	399,163	399,163	5,611		—	—

				$6,212,547	$100,072		$(3,008)	$322

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
CAC 40 Index	103	06/21/19	$5,951	$(74,145)

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI France ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$793,543,909	$—	$—	$793,543,909
Money Market Funds	6,212,547	—	—	6,212,547

	$799,756,456	$—	$—	$799,756,456

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(74,145)	$—	$—	$(74,145)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3